Supplement to the
Air Transportation Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Air Transportation Portfolio has been removed.

AIR-SUM-17-02 1.9881353.101	November 17, 2017